Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	THE ADVISORS' INNER CIRCLE FUND III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2022
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Knights of Columbus Core Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Knights of Columbus Core Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Knights of Columbus Core Bond Fund (the “Core Bond Fund” or the “Fund”) seeks current income and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, bonds include a variety of fixed income instruments, such as securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate obligations, residential and commercial mortgage-backed securities, and asset-backed securities. The Fund invests primarily in U.S. issuers and investment-grade securities, but may hold securities that are rated below investment grade (“high yield” or “junk bonds”). The Fund may invest in securities with any maturity or duration.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company.

In selecting investments to purchase on behalf of the Fund, the Adviser combines quantitative and qualitative analyses to identify market sectors and individual issuers that the Adviser believes are undervalued in the market. For corporate issuers, the Adviser analyzes the company’s financial statements as well as its prospects for future cash generation, while for mortgage- or asset-backed securities, the Adviser analyzes the quality of the underlying receivables and structural credit enhancements. The Adviser will generally sell a security on behalf of the Fund if the security reaches its estimated fair value or is impacted by an adverse event, or if more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the USCCB Guidelines.

Municipal Bonds Risk – The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

Corporate Fixed Income Securities Risk – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-KC-FUNDS (1-844-523-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kofcassetadvisors.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4.46%	(2.82)%
(06/30/2020)	(03/31/2021)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Knights of Columbus Core Bond Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%	[1]
Knights of Columbus Core Bond Fund | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCCSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 993
1 Year	rr_AverageAnnualReturnYear01	(0.68%)
5 Years	rr_AverageAnnualReturnYear05	3.87%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%	[4]
Knights of Columbus Core Bond Fund | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCCIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 863
Annual Return 2016	rr_AnnualReturn2016	3.12%
Annual Return 2017	rr_AnnualReturn2017	4.55%
Annual Return 2018	rr_AnnualReturn2018	(0.72%)
Annual Return 2019	rr_AnnualReturn2019	9.78%
Annual Return 2020	rr_AnnualReturn2020	7.20%
Annual Return 2021	rr_AnnualReturn2021	(0.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.82%)
1 Year	rr_AverageAnnualReturnYear01	(0.58%)
5 Years	rr_AverageAnnualReturnYear05	3.96%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%	[5]
Knights of Columbus Core Bond Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
5 Years	rr_AverageAnnualReturnYear05	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%	[5]
Knights of Columbus Core Bond Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.35%)
5 Years	rr_AverageAnnualReturnYear05	2.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%	[5]
Knights of Columbus Large Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Knights of Columbus Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Knights of Columbus Large Cap Growth Fund (the “Large Cap Growth Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, a large-capitalization company is a company with a market capitalization within the range of the Russell 1000 Growth Index at the time of initial purchase. While the market capitalization range of the Russell 1000 Growth Index changes throughout the year, as of December 31, 2021, the market capitalization range of the Russell 1000 Growth Index was between approximately $1.2 billion and $2.9 trillion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies. From time to time, the Fund may focus its investments in a particular sector, including the information technology sector.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The quantitative process begins with understanding the market regime or investment environment. Factor exposures used by the quantitative models are tilted to areas that are believed will perform best within a specific environment. Four “super-factors” (Valuation, Growth and Profitability, Quality and Investor Sentiment) are then applied to the broad universe. By combining these factors, the investable universe is ranked by decile (1 = attractive, 10 = unattractive). The “buyable” universe for the Fund generally includes the top three deciles, or the most statistically attractive companies, and the weighted average rank of securities held in the Fund are within the top three deciles.

Fundamental research is conducted on the buyable universe to assess criteria that are difficult to quantify. The portfolio management and fundamental analyst teams construct the portfolio with only highly ranked companies. Risk is measured and monitored throughout the research and portfolio management process in different ways, including active risk to the benchmark, individual stock contribution to that active risk and sector/industry group/individual stock exposure risks. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Investment Style Risk – The Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the USCCB Guidelines.

Information Technology Sector Risk — Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Quantitative Investing Risk – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-KC-FUNDS (1-844-523-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kofcassetadvisors.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
27.75%	(18.01)%
(06/30/2020)	(12/31/2018)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.

Knights of Columbus Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.60%
5 Years	rr_AverageAnnualReturnYear05	25.32%
Since Inception	rr_AverageAnnualReturnSinceInception	19.21%	[6]
Knights of Columbus Large Cap Growth Fund | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCGSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[8]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
1 Year	rr_AverageAnnualReturnYear01	19.27%
5 Years	rr_AverageAnnualReturnYear05	20.14%
Since Inception	rr_AverageAnnualReturnSinceInception	15.12%	[9]
Knights of Columbus Large Cap Growth Fund | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCGIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[8]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Annual Return 2016	rr_AnnualReturn2016	2.90%
Annual Return 2017	rr_AnnualReturn2017	26.71%
Annual Return 2018	rr_AnnualReturn2018	(4.99%)
Annual Return 2019	rr_AnnualReturn2019	30.68%
Annual Return 2020	rr_AnnualReturn2020	33.82%
Annual Return 2021	rr_AnnualReturn2021	(19.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.01%)
1 Year	rr_AverageAnnualReturnYear01	19.39%
5 Years	rr_AverageAnnualReturnYear05	20.24%
Since Inception	rr_AverageAnnualReturnSinceInception	14.68%	[10]
Knights of Columbus Large Cap Growth Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.14%
5 Years	rr_AverageAnnualReturnYear05	18.01%
Since Inception	rr_AverageAnnualReturnSinceInception	13.10%	[10]
Knights of Columbus Large Cap Growth Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	15.90%
Since Inception	rr_AverageAnnualReturnSinceInception	11.60%	[10]
Knights of Columbus Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Knights of Columbus Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Knights of Columbus Small Cap Fund (the “Small Cap Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, a small-capitalization company is a company with a market capitalization within the range of the Russell 2000 Index at the time of initial purchase. While the market capitalization range of the Russell 2000 Index changes throughout the year, as of December 31, 2021, the market capitalization range of the Russell 2000 Index was between approximately $32 million and $13.9 billion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The quantitative process begins with understanding the market regime or investment environment. Factor exposures used by the quantitative models are tilted to areas that are believed will perform best within a specific environment. Four “super-factors” (Valuation, Growth and Profitability, Quality and Investor Sentiment) are then applied to the broad universe. By combining these factors, the investable universe is ranked by decile (1 = attractive, 10 = unattractive). The “buyable” universe for the Fund generally includes the top three deciles, or the most statistically attractive companies, and the weighted average rank of securities held in the Fund are within the top three deciles.

Fundamental research is conducted on the buyable universe to assess criteria that are difficult to quantify. The portfolio management and fundamental analyst teams construct the portfolio with only highly ranked companies. Risk is measured and monitored throughout the research and portfolio management process in different ways, including active risk to the benchmark, individual stock contribution to that active risk and sector/industry group/individual stock exposure risks. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Small-Capitalization Company Risk – The small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align

(or be perceived to align) with the principles contained in the USCCB Guidelines.

Quantitative Investing Risk – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-KC-FUNDS (1-844-523-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kofcassetadvisors.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
25.57%	(32.64)%
(12/31/2020)	(03/31/2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.

Knights of Columbus Small Cap Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05	12.02%
Since Inception	rr_AverageAnnualReturnSinceInception	10.61%	[11]
Knights of Columbus Small Cap Fund | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCSSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[12]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%	[13]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,398
1 Year	rr_AverageAnnualReturnYear01	23.82%
5 Years	rr_AverageAnnualReturnYear05	11.13%
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%	[14]
Knights of Columbus Small Cap Fund | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCSIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[12]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%	[13]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
Annual Return 2016	rr_AnnualReturn2016	15.53%
Annual Return 2017	rr_AnnualReturn2017	15.38%
Annual Return 2018	rr_AnnualReturn2018	(15.61%)
Annual Return 2019	rr_AnnualReturn2019	24.19%
Annual Return 2020	rr_AnnualReturn2020	13.65%
Annual Return 2021	rr_AnnualReturn2021	23.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.64%)
1 Year	rr_AverageAnnualReturnYear01	23.80%
5 Years	rr_AverageAnnualReturnYear05	11.21%
Since Inception	rr_AverageAnnualReturnSinceInception	9.49%	[15]
Knights of Columbus Small Cap Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.44%
5 Years	rr_AverageAnnualReturnYear05	9.68%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%	[15]
Knights of Columbus Small Cap Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.92%
5 Years	rr_AverageAnnualReturnYear05	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%	[15]
Knights of Columbus Long/Short Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Knights of Columbus Long/Short Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Knights of Columbus Long/Short Equity Fund (the “Long/Short Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Operating Expenses of I Shares have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in long and short positions in equity securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund invests are primarily common stocks of large-capitalization U.S. companies and derivatives with economic characteristics similar to such securities. The Fund considers a large-capitalization company to be a company with a market capitalization above the 70th percentile of the market capitalization of companies listed on the New York Stock Exchange (“NYSE”) (approximately $9.5 billion as of January 31, 2022).

The Fund takes long and short positions in equity securities. A long position arises where the Fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. Short positions generally involve selling a security not held within the portfolio in anticipation that the security’s price will decline or entering into a derivative instrument that provides economic exposure similar to a short sale of the security. To complete a short sale transaction, the Fund typically must borrow the stock to make delivery to the buyer. The Fund then would be obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold short by the Fund. The Fund will be managed with a net long exposure bias, but has the ability to have net short exposure. The Fund may hold a substantial portion of its total assets in cash when it holds significant short positions.

In addition to investing in derivatives to take long and short positions, the Fund may also invest in derivatives for hedging or risk management purposes. The derivatives in which the Fund principally invests are options and swaps.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If L2 Asset Management, LLC (“L2 Asset Management” or the “Sub-Adviser”), the Fund’s sub-adviser, becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Sub-Adviser may sell the company’s securities or otherwise exclude future investments in such company. Although the Fund is designed to avoid taking long positions in the equity securities of such companies, the Fund may, consistent with the USCCB Guidelines, take short positions in the equity securities of such companies.

In selecting investments to buy and sell for the Fund, the Sub-Adviser utilizes a hybrid quantitative and fundamental investment process to seek to identify atypically high-quality companies for their level of market valuation. Stocks are evaluated by the Sub-Adviser on many variables that can be classified broadly into various categories, including “valuation” and “earnings quality.” “Valuation” contains traditional measures such as the dividend-to-price ratio and the earnings-to-price ratio, and “earnings quality” is used to assess the quality of earnings using measures such as accounting accruals and inventory turnover. Other variables focus on measures of analysts’ forecasts, balance sheet quality, market movements and return patterns including short and long-term price momentum. The Fund may focus its investments in one or more sectors.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in long and short positions in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Active Management Risk – The Fund is subject to the risk that the Adviser’s or the Sub-Advisers’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Derivatives Risk – The Fund’s use of options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Sector Emphasis Risk – The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the USCCB Guidelines.

Investment Style Risk – The Sub-Adviser’s value investment style may increase the risks of investing in the Fund. If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Class S Shares had not commenced operations as of the date of this prospectus. Therefore, performance information for Class S Shares is not presented. Class S Shares would have substantially similar performance as I Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Class S Shares are higher than the expenses of I Shares, in which case the returns for Class S Shares would be lower than those of I Shares.

Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-KC-FUNDS (1-844-523-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kofcassetadvisors.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
6.97%	(9.66)%
(03/31/2021)	(03/31/2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Knights of Columbus Long/Short Equity Fund | HFRX Equity Market Neutral Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2019
Knights of Columbus Long/Short Equity Fund | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCESX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[16]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.58%	[17]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 241
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,414
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,035
Knights of Columbus Long/Short Equity Fund | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCEIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[16]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.58%	[17]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 231
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	784
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,364
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,938
Annual Return 2020	rr_AnnualReturn2020	(11.05%)
Annual Return 2021	rr_AnnualReturn2021	16.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.66%)
1 Year	rr_AverageAnnualReturnYear01	16.74%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2019
Knights of Columbus Long/Short Equity Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.74%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2019
Knights of Columbus Long/Short Equity Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.91%
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2019
Knights of Columbus Limited Duration Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Knights of Columbus Limited Duration Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Knights of Columbus Limited Duration Fund (the “Limited Duration Fund” or the “Fund”) seeks current income and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, bonds include a variety of fixed income instruments, such as securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate obligations, residential and commercial mortgage-backed securities, and asset-backed securities. The Fund invests primarily in U.S. issuers and investment-grade securities, but may hold securities that are rated below investment grade (“high yield” or “junk bonds”).

The Fund may invest in securities with any maturity or duration, but seeks to maintain an average duration similar to that of the Bloomberg 1-3 Year U.S. Government/Credit Index, which generally ranges between zero and three years. Duration measures how changes in interest rates affect the value of a fixed income security. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. Thus, the longer the duration, the more volatile the security.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company.

In selecting investments to purchase on behalf of the Fund, the Adviser combines quantitative and qualitative analyses to identify market sectors and individual issuers that the Adviser believes are undervalued in the market. For corporate issuers, the Adviser analyzes the company’s financial statements as well as its prospects for future cash generation, while for mortgage- or asset-backed securities, the Adviser analyzes the quality of the underlying receivables and structural credit enhancements. The Adviser will generally sell a security on behalf of the Fund if the security reaches its estimated fair value or is impacted by an adverse event, or if more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the USCCB Guidelines.

Municipal Bonds Risk – The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

Corporate Fixed Income Securities Risk – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-KC-FUNDS (1-844-523-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kofcassetadvisors.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
3.60%	(1.88)%
(06/30/2020)	(03/31/2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Knights of Columbus Limited Duration Fund | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.47%)
5 Years	rr_AverageAnnualReturnYear05	1.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%	[19]
Knights of Columbus Limited Duration Fund | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCLSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[20]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	429
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 982
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
5 Years	rr_AverageAnnualReturnYear05	1.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%	[22]
Knights of Columbus Limited Duration Fund | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCLIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[20]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 863
Annual Return 2016	rr_AnnualReturn2016	1.42%
Annual Return 2017	rr_AnnualReturn2017	1.37%
Annual Return 2018	rr_AnnualReturn2018	1.13%
Annual Return 2019	rr_AnnualReturn2019	4.39%
Annual Return 2020	rr_AnnualReturn2020	3.17%
Annual Return 2021	rr_AnnualReturn2021	(0.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.88%)
1 Year	rr_AverageAnnualReturnYear01	(0.33%)
5 Years	rr_AverageAnnualReturnYear05	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%	[23]
Knights of Columbus Limited Duration Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.75%)
5 Years	rr_AverageAnnualReturnYear05	1.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%	[23]
Knights of Columbus Limited Duration Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
5 Years	rr_AverageAnnualReturnYear05	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%	[23]
Knights of Columbus Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Knights of Columbus Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Knights of Columbus Large Cap Value Fund (the “Large Cap Value Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, a large-capitalization company is a company with a market capitalization within the range of the Russell 1000 Value Index at the time of initial purchase. While the market capitalization range of the Russell 1000 Value Index changes throughout the year, as of December 31, 2021, the market capitalization range of the Russell 1000 Value Index was between approximately $739 million and $1.9 trillion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing

Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The quantitative process begins with understanding the market regime or investment environment. Factor exposures used by the quantitative models are tilted to areas that are believed will perform best within a specific environment. Four “super-factors” (Valuation, Growth and Profitability, Quality and Investor Sentiment) are then applied to the broad universe. By combining these factors, the investable universe is ranked by decile (1 = attractive, 10 = unattractive). The “buyable” universe for the Fund generally includes the top three deciles, or the most statistically attractive companies, and the weighted average rank of securities held in the Fund are within the top three deciles.

Fundamental research is conducted on the buyable universe to assess criteria that are difficult to quantify. The portfolio management and fundamental analyst teams construct the portfolio with only highly ranked companies. Risk is measured and monitored throughout the research and portfolio management process in different ways, including active risk to the benchmark, individual stock contribution to that active risk and sector/industry group/individual stock exposure risks. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Investment Style Risk – The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the USCCB Guidelines.

Quantitative Investing Risk – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-KC-FUNDS (1-844-523-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kofcassetadvisors.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
15.64%	(28.28)%
(06/30/2020)	(03/31/2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.

Knights of Columbus Large Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	11.16%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%	[24]
Knights of Columbus Large Cap Value Fund | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCVSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[25]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
1 Year	rr_AverageAnnualReturnYear01	28.80%
5 Years	rr_AverageAnnualReturnYear05	11.67%
Since Inception	rr_AverageAnnualReturnSinceInception	10.61%	[27]
Knights of Columbus Large Cap Value Fund | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCVIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[25]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Annual Return 2016	rr_AnnualReturn2016	14.32%
Annual Return 2017	rr_AnnualReturn2017	15.79%
Annual Return 2018	rr_AnnualReturn2018	(8.69%)
Annual Return 2019	rr_AnnualReturn2019	28.44%
Annual Return 2020	rr_AnnualReturn2020	(0.28%)
Annual Return 2021	rr_AnnualReturn2021	28.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.28%)
1 Year	rr_AverageAnnualReturnYear01	28.82%
5 Years	rr_AverageAnnualReturnYear05	11.77%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%	[28]
Knights of Columbus Large Cap Value Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.03%
5 Years	rr_AverageAnnualReturnYear05	10.85%
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%	[28]
Knights of Columbus Large Cap Value Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.09%
5 Years	rr_AverageAnnualReturnYear05	9.18%
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%	[28]
Knights of Columbus International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Knights of Columbus International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Knights of Columbus International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and represent an ownership in a foreign security. The Fund may invest in securities of companies with any market capitalization.

Under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its assets will be invested in non-U.S. companies, in both developed and emerging market countries. For purposes of this policy, a company is considered to be a non-U.S. company if: (i) 50% of the company’s assets are located outside of the United States; (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company maintains its principal place of business outside of the United States.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The Adviser first ranks the individual stocks in which the Fund may invest through the use of models that incorporate multiple fundamental factors, with the weightings of the factors in the models varying in relation to the stock’s sector and region and the current market environment. The Adviser then evaluates highly-ranked securities for purchase based on fundamental data and macroeconomic considerations, while managing the Fund’s exposures to sectors and regions to ensure broad diversification. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the USCCB Guidelines.

Quantitative Investing Risk – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-KC-FUNDS (1-844-523-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kofcassetadvisors.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
18.30%	(24.61)%
(12/31/2020)	(03/31/2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

After-tax returns are shown for I Shares only. After-tax returns for Class S Shares will vary.

Knights of Columbus International Equity Fund | FTSE All-World ex-US Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.66%
5 Years	rr_AverageAnnualReturnYear05	10.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%	[29]
Knights of Columbus International Equity Fund | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCISX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[30]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	404
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,569
1 Year	rr_AverageAnnualReturnYear01	11.16%
5 Years	rr_AverageAnnualReturnYear05	11.25%
Since Inception	rr_AverageAnnualReturnSinceInception	8.20%	[32]
Knights of Columbus International Equity Fund | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCIIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[30]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,456
Annual Return 2016	rr_AnnualReturn2016	6.42%
Annual Return 2017	rr_AnnualReturn2017	30.98%
Annual Return 2018	rr_AnnualReturn2018	(12.43%)
Annual Return 2019	rr_AnnualReturn2019	18.02%
Annual Return 2020	rr_AnnualReturn2020	13.79%
Annual Return 2021	rr_AnnualReturn2021	11.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.61%)
1 Year	rr_AverageAnnualReturnYear01	11.31%
5 Years	rr_AverageAnnualReturnYear05	11.38%
Since Inception	rr_AverageAnnualReturnSinceInception	7.73%	[33]
Knights of Columbus International Equity Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.93%
5 Years	rr_AverageAnnualReturnYear05	10.54%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%	[33]
Knights of Columbus International Equity Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.51%
5 Years	rr_AverageAnnualReturnYear05	9.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%	[33]
Knights of Columbus U.S. All Cap Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Knights of Columbus U.S. All Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Knights of Columbus U.S. All Cap Index Fund (the “U.S. All Cap Index Fund” or the “Fund”) seeks investment results that, before fees and expenses, correspond generally to the performance of an index that measures the investment return of the broad U.S. stock market, excluding companies whose policies and practices are inconsistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Operating Expenses of I Shares have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities included in the Knights of Columbus U.S. All Cap Index (the “Index”) and other instruments with economic characteristics similar to such securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Index consists of all common stocks and real estate investment trusts (“REITs”) in the Solactive US Broad Market Index (the “Parent Index”), excluding companies that are determined by Institutional Shareholder Services (“ISS”) to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. The Parent Index includes the 3,000 U.S. companies with the largest free-float market capitalizations. The Index is the exclusive property of the Adviser. The Index is calculated and administered by Solactive AG (“Solactive”). Neither ISS nor Solactive is affiliated with the Fund, the Adviser or L2 Asset Management, LLC (“L2 Asset Management” or the “Sub-Adviser”), the Fund’s sub-adviser. Solactive will deem a company to be a U.S. company if its securities are primarily listed in the United States, its country of risk is the United States, and it meets certain requirements with respect to its jurisdiction of incorporation and domicile. A company’s “country of risk” is determined based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. The Index is reconstituted and rebalanced on a semi-annual basis in May and November to reflect changes in the constituents of the Parent Index. New securities from initial public offerings are also added to the Index on a semi-annual basis in February and August, subject to fulfillment of certain eligibility criteria. Any companies in the Index whose policies and practices are determined by ISS to be inconsistent with the USCCB Guidelines are removed from the Index on a monthly basis.

The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the companies that make up the Index, holding each company in approximately the same proportion as its weighting in the Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities included in the Knights of Columbus U.S. All Cap Index (the “Index”) and other instruments with economic characteristics similar to such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.

Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Indexing Strategy/Index Tracking Risk – The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the USCCB Guidelines.

Small- and Mid- Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Real Estate Investment Trusts Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Industry Concentration Risk – The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Class S Shares had not commenced operations as of the date of this prospectus. Therefore, performance information for Class S Shares is not presented. Class S Shares would have substantially similar performance as I Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Class S Shares are higher than the expenses of I Shares, in which case the returns for Class S Shares would be lower than those of I Shares.

Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-KC-FUNDS (1-844-523-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kofcassetadvisors.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
22.57%	(21.38)%
(06/30/2020)	(03/31/2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Knights of Columbus U.S. All Cap Index Fund | Knights of Columbus U.S. All Cap Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.30%
Since Inception	rr_AverageAnnualReturnSinceInception	24.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Knights of Columbus U.S. All Cap Index Fund | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCXSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[34]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.72%	[35]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.82%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,187
Knights of Columbus U.S. All Cap Index Fund | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCXIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[34]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.72%	[35]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,070
Annual Return 2020	rr_AnnualReturn2020	21.52%
Annual Return 2021	rr_AnnualReturn2021	27.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.38%)
1 Year	rr_AverageAnnualReturnYear01	27.04%
Since Inception	rr_AverageAnnualReturnSinceInception	24.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Knights of Columbus U.S. All Cap Index Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.49%
Since Inception	rr_AverageAnnualReturnSinceInception	23.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Knights of Columbus U.S. All Cap Index Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.23%
Since Inception	rr_AverageAnnualReturnSinceInception	18.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Knights Of Columbus Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Knights of Columbus Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Knights of Columbus Real Estate Fund (the “Real Estate Fund” or the “Fund”) seeks total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 231% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	231.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in real estate securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

For purposes of the Fund’s 80% investment policy, real estate securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”), as well as derivatives and other instruments that have economic characteristics similar to such securities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate, or finance real estate. REOCs are publicly traded corporations that engage in the development, management or financing of real estate. The Fund considers a company to be a real estate company if the company derives the majority of its earnings before interest, depreciation and amortization from the ownership, management and development of income-producing real estate, or the financing of real estate. The Fund may invest in securities of companies with any market capitalization.

The Fund may seek to enhance current income by writing (selling) covered call options.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If Ranger Global Real Estate Advisors, LLC (“Ranger” or the “Sub-Adviser”), the Fund’s sub-adviser, becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Sub-Adviser may sell the company’s securities or otherwise exclude future investments in such company.

In selecting investments to buy for the Fund, the Sub-Adviser combines a quantitative screening process with a qualitative stock selection process. The Sub-Adviser first screens companies based on quantitative metrics that the Sub-Adviser believes are highly correlated to long-term creation of shareholder value, including, but not limited to, insider ownership, management tenure, cash flow growth rate and balance sheet leverage. The Sub-Adviser then assesses the companies that meet the screening criterion based on certain qualitative factors, including management quality, external growth potential, corporate governance, quality and location of assets, lease terms, tenant credit quality, debt structure and financial flexibility. The Sub-Adviser may sell an investment held by the Fund when there is a change in the factors supporting the investment or the Sub-Adviser identifies a more attractive investment opportunity.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in real estate securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Active Management Risk – The Fund is subject to the risk that the Adviser’s or the Sub-Advisers’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Sector Emphasis Risk – The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Real Estate Sector Risk – Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended.

Real Estate Investment Trusts Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Covered Call Risk – Covered call risk is the risk that the issuer of the call option will forgo any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retain the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.

Preferred Stock Risk – Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments.

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the USCCB Guidelines.

Small- and Mid- Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Class S Shares had not commenced operations as of the date of this prospectus. Therefore, performance information for Class S Shares is not presented. Class S Shares would have substantially similar performance as I Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Class S Shares are higher than the expenses of I Shares, in which case the returns for Class S Shares would be lower than those of I Shares.

Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-KC-FUNDS (1-844-523-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kofcassetadvisors.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
16.00%	(25.71)%
(06/30/2020)	(03/31/2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Knights Of Columbus Real Estate Fund | FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	43.24%
Since Inception	rr_AverageAnnualReturnSinceInception	12.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2019
Knights Of Columbus Real Estate Fund | Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCRSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[37]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[38]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,509
Knights Of Columbus Real Estate Fund | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCRIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[37]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[38]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	623
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,395
Annual Return 2020	rr_AnnualReturn2020	(0.91%)
Annual Return 2021	rr_AnnualReturn2021	34.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.71%)
1 Year	rr_AverageAnnualReturnYear01	34.82%
Since Inception	rr_AverageAnnualReturnSinceInception	16.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2019
Knights Of Columbus Real Estate Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2019
Knights Of Columbus Real Estate Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.47%
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2019
FS CHIRON CAPITAL ALLOCATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FS Chiron Capital Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FS Chiron Capital Allocation Fund (the “Fund”) seeks total return. Total return consists of capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares, which are not reflected in the fee table or the example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the section “Sales Charges” on page 71 of this prospectus. Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 311% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	311.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by allocating its assets among equity, debt, precious metals and cash investments in markets around the globe. Subject to the allocation targets below, the combination of the Fund’s investments will vary from time to time both with respect to the types of securities and markets, in response to changing market and economic trends. In deciding between equity and debt investments, the Fund utilizes a “quantamental” approach, which combines quantitative and fundamental research. The quantitative process identifies opportunities for growth with the fundamental approach identifying changes not captured by the quantitative research, such as regulatory environment and industry dynamics. As markets are not static and go through various stages, the Fund seeks to identify the current stage in each market in which it invests and makes investment decisions accordingly, in order to capitalize on the underlying factors driving that particular market stage. The Fund aims to reduce volatility and risk through diversifying its investment choices across a wide range of industries, sectors and geographic areas.

Under normal market conditions, the Fund intends to allocate its assets within the following ranges:

●	Equity investments: net exposure of 25-80% of the Fund’s net asset value (“NAV”)

●	Debt investments: net exposure of 10-50% of the Fund’s NAV

●	Precious metals investments: net exposure of 0-15% of the Fund’s NAV

●	Cash and cash equivalents investments: net exposure of 0-50% of the Fund’s NAV

The Fund’s net exposure generally equals the notional value of its long positions (i.e., assets purchased and still held) minus the notional value of its short positions (e.g., hedges to its long positions through derivatives).

Equity Investments: Equity securities in which the Fund may invest include common stock issued by companies of any market capitalization (including initial public offerings (“IPOs”)), American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”) and securities of real estate investment trusts (“REITs”). Chiron Investment Management, LLC (“Chiron” or the “Adviser”), the Fund’s investment adviser, uses a quantamental approach to equity selection. The quantitative process will consider factors, including earnings quality, capital deployment, valuation and market reaction, to determine: which style of equities are attractive (growth (i.e., investing in equity securities of companies that Chiron believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies), value (i.e., focusing on companies with stocks that Chiron believes appear undervalued) or growth at a reasonable price (also known as “GARP,” which is a combination of growth and value styles)) and which particular issues are attractive within each style. Fundamental research then further investigates the particular issues for information and changes that quantitative research cannot capture including management behavior, regulatory environment and industry dynamics. The melding of this process contributes to the decision as to which securities are selected for the Fund and the appropriate weighting each should have within the Fund.

Debt Investments: The Fund may invest in any type of debt security without regard to credit ratings or time to maturity, including corporate bonds, convertible bonds, including contingent convertible bonds, structured notes, credit-linked notes, inflation protected securities, loan assignments and participations, high yield (or “junk”) bonds, distressed securities, mortgage- and asset-backed securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities. The Fund may also invest in preferred stocks, which are treated as debt securities for purposes of the above ranges. The Fund may invest an unlimited amount of its fixed income assets in high yield bonds, loan assignments and participations and distressed securities. The debt securities in which the Fund invests may include fixed rate or floating rate debt securities. Chiron also uses a quantamental approach to debt instrument selection. The quantitative process is used to screen for attractive corporate attributes, including earnings quality, capital deployment, valuation and market reaction. Fundamental analysis is then used to judge the relative pricing of debt instruments based on market conditions. Chiron may also seek to invest in sovereign debt securities with different maturities to help change and manage the duration in the Fund’s fixed income portfolio. Chiron uses a fundamental top-down process in evaluating issuers relative to political, economic, socioeconomic and market pricing dynamics.

Precious Metals Investments: The Fund’s precious metals (including, but not limited to, gold, silver and platinum) investments include investments in equity and debt securities of precious metals-based companies (i.e., companies that explore for, extract, process or deal in precious metals) and investments in commodity futures contracts, other commodity-related derivative instruments and ETFs that invest in commodities and commodity-related derivative instruments.

The Fund has no geographic limits on where its investments may be located. Under normal market conditions, the Fund may allocate a substantial portion of its assets to non-U.S. securities, including a net exposure up to 25% of the Fund’s NAV in emerging market issuers. An emerging market country is any country determined by Chiron to have an emerging market economy. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. The Fund also may invest in non-U.S. currencies, cash equivalents or bank deposits. The Fund may invest in A-Shares of companies based in the People’s Republic of China (“PRC”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in the PRC.

The Fund may use derivatives, including options, futures, swaps and currency forward contracts, to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund’s assets. The Fund may use options to create long or short equity exposure without investing directly in equity securities, while it may use futures to create long or short equity, fixed income, or U.S. Treasury exposure without investing directly in equity, fixed income or U.S.

Treasury securities. The Fund may also use swaps to create long or short exposure without investing directly in the underlying assets. As well, the Fund may use currency forwards to increase or decrease exposure to a given currency.

The Fund may seek to gain exposure to certain markets, including precious metals and other commodity markets, in whole or in part, through investments in the Chiron Capital Allocation Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary, unlike the Fund, may have significant exposure to commodities through investments in commodity futures contracts, other commodity-related derivative instruments and pooled investment vehicles that invest in commodities and commodity-related derivative instruments (collectively, “Commodity-Related Investments”). The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by Chiron.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below. The following list of risk factors describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Management Risk — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Growth Style Risk — A growth investment style may increase the risks of investing in the Fund. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other funds that use differing investing styles.

Value Style Risk — A value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Small and Medium Capitalization Company Risk — The small and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small and medium capitalization companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may result in an increase in the amount of distributions from the Fund taxed as ordinary income, which may limit the tax efficiency of the Fund.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Initial Public Offerings Risks — The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. The price of IPO shares may be volatile and may decline shortly after the IPO. IPOs may not be consistently available to the Fund for investing, and IPO shares may underperform relative to the shares of more established companies. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to portfolio turnover risk, which is discussed elsewhere in this section. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Fixed Income Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. government securities, will fall due to rising interest rates.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

High Yield Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a company in the Fund’s portfolio, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

American Depositary Receipt Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by American depositary banks and generally trade on an established U.S. market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Exchange Traded Funds Risk — When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Further, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. An ETF also may trade at a premium or discount to its NAV, and the difference between an ETF’s trading price and its NAV may be magnified during market disruptions.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Inflation Protected Securities Risk — Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade (junk bonds), meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Contingent convertible bonds are typically issued by non-U.S. banks and may be convertible into equity or may be written down if pre-determined triggering events occur, such as a decline in capital thresholds below a specified level occurs. Contingent convertible bonds typically are subordinated to other debt instruments of the issuer and generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Contingent convertible bonds are a new form of instrument, and the market and regulatory environment for contingent convertible bonds is evolving. Therefore, it is uncertain how the overall market for contingent convertible bonds would react to a triggering event or coupon suspension applicable to one issuer. The Fund may lose money on its investment in a contingent convertible bond when holders of the issuer’s equity securities do not.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options, structured notes and swaps is subject to correlation risk, leverage risk, liquidity risk and market risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk, liquidity risk and market risk are described elsewhere in this section. The Fund’s use of forward contracts, structured notes and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Short Exposure Risk — The Fund may enter into a derivatives transaction to obtain short investment exposure to the reference asset. If the value of the reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. Gaining short investment exposure through derivatives also subjects the Fund to credit risk, derivatives risk and leverage risk, which are discussed elsewhere in this section.

Precious Metals-Based Companies Risk — Investments by the Fund in precious metals-based companies, and in asset-based securities indexed to the value of such metals, may expose the Fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the precious metals are located, elevating the risk of loss. Such securities may be purchased when they are believed by the Adviser to be attractively priced in relation to the value of a company’s precious metals-based assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. During periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metals-based companies, which may, in turn, adversely affect the financial condition of such companies. Investments in companies in natural resources industries such as the precious metals industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs are subject to the risks associated with the direct ownership of real estate, which are discussed elsewhere in this section. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Leverage Risk — The risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direst ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Bank Loans Risk — The Fund may invest in loans through assignments or participations. When investing through an assignment, the Fund becomes a lender under the relevant credit agreement and assumes the credit risk of the borrower directly. When investing through a participation, the Fund assumes the credit risk of both the borrower, which must make interest payments to the participation interest seller, and the participation interest seller (typically the lender), which must pass such payments or portions of such payments to the Fund. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Bank loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Credit-Linked Notes Risk — Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event. The Fund’s investments in credit-linked notes are indirectly subject to the risks associated with derivative instruments, which are described elsewhere in this section, and may be illiquid.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Commodity-Related Investments Risk — Exposure to the commodities markets through Commodity-Related Investments may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, changes in interest or currency exchange rates, population growth and changing demographics and factors affecting a particular industry or commodity, such as drought, floods or other weather conditions, transportation bottlenecks or shortages, competition from substitute products, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military, legal and regulatory developments.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests directly in Commodity-Related Investments.

To the extent the Fund invests in such instruments directly, it will seek to restrict its income from Commodity-Related Investments that do not generate qualifying income, such as certain commodity-related derivative instruments, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) as described in more detail in the SAI. The tax treatment of certain Commodity-Related Investments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

The Fund intends to hold certain Commodity-Related Investments indirectly, through the Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund has received an opinion of counsel based on customary representations that to the extent of the actual distributions made to the Fund from its Subsidiary, its “Subpart F” income attributable to its investment in the Subsidiary derived with respect to the Fund’s business of investing in stock, securities or currencies should be treated as “qualifying income”. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.

Class A Shares and Class C Shares of the Fund do not have performance history for a full calendar year. Consequently, the bar chart shows the performance of the Fund’s Class I Shares and the performance table compares the average annual total returns of the Fund’s Class I Shares to those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund. Class A Shares and Class C Shares of the Fund would have substantially similar performance as Class I Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares and Class C Shares are higher than the expenses of Class I Shares and, therefore, returns for the Class A Shares and Class C Shares would be lower than those of the Class I Shares. Further, the bar chart and performance table figures do not include sales charges for Class A Shares. If sales charges were included, the returns would be lower.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.fsinvestments.com/chiron-funds-reports or by calling toll-free to 877-9-CHIRON (877-924-4766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-9-CHIRON (877-924-4766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fsinvestments.com/chiron-funds-reports
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
19.74%	(16.30)%
(12/31/2020)	(03/31/2020)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Consequently, the bar chart shows the performance of the Fund’s Class I Shares and the performance table compares the average annual total returns of the Fund’s Class I Shares to those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s Class I Shares average annual total returns for the periods ended December 31, 2021 to those of appropriate broad-based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

FS CHIRON CAPITAL ALLOCATION FUND | MSCI ACWI (Net) (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	14.40%
Since Inception	rr_AverageAnnualReturnSinceInception	12.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
FS CHIRON CAPITAL ALLOCATION FUND | Bloomberg U.S. Aggregate Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
FS CHIRON CAPITAL ALLOCATION FUND | 60/40 MSCI ACWI (Net)/Bloomberg U.S. Aggregate Total Return Index (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.20%
5 Years	rr_AverageAnnualReturnYear05	10.24%
Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
FS CHIRON CAPITAL ALLOCATION FUND | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCAPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[39]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,398
Annual Return 2016	rr_AnnualReturn2016	10.10%
Annual Return 2017	rr_AnnualReturn2017	15.30%
Annual Return 2018	rr_AnnualReturn2018	(10.74%)
Annual Return 2019	rr_AnnualReturn2019	11.18%
Annual Return 2020	rr_AnnualReturn2020	25.03%
Annual Return 2021	rr_AnnualReturn2021	9.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.30%)
1 Year	rr_AverageAnnualReturnYear01	9.12%
5 Years	rr_AverageAnnualReturnYear05	9.32%
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
FS CHIRON CAPITAL ALLOCATION FUND | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.79%
5 Years	rr_AverageAnnualReturnYear05	8.88%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
FS CHIRON CAPITAL ALLOCATION FUND | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	7.29%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
FS CHIRON CAPITAL ALLOCATION FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCPAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[40]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[39]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 650
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	965
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,253
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	650
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	965
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,302
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,253
FS CHIRON CAPITAL ALLOCATION FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCPCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[41]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%	[39]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 334
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,615
FS CHIRON SMID OPPORTUNITIES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FS Chiron SMid Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FS Chiron SMid Opportunities Fund (the “Fund”) seeks long-term capital appreciation by pursuing a global investment strategy.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares, which are not reflected in the fee table or the example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the section “Sales Charges” on page 71 of this prospectus. Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 231% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	231.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses

(including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing, under normal market conditions, in companies located around the globe and at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by small to middle market capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. Small to middle market capitalization, or SMID, companies are companies with market capitalizations within the range of the MSCI ACWI SMID Index at the time of purchase. Securities in which the Fund may invest include common stock, including initial public offerings (“IPOs”), American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), Real Estate Investment Trusts (“REITs”) and exchange traded funds (“ETFs”).

Chiron utilizes a “quantamental” approach, which combines quantitative and fundamental research. The quantitative process seeks to identify opportunities for capital appreciation in various industries, sectors and geographic areas with the fundamental approach seeking to identify changes not captured by the quantitative research, such as regulatory environment and industry dynamics. As markets are not static and go through various stages where growth, value or growth at a reasonable price (also known as “GARP,” which is a combination of growth and value styles) may be rewarded, Chiron seeks to identify the current stage in each market in which it invests and makes investment decisions accordingly, in order to capitalize on the underlying factors driving that particular market stage. Chiron aims to reduce volatility and risk through diversifying its investment choices across a wide range of industries, sectors and geographic areas.

Chiron also uses a quantamental approach to security selection. The quantitative process will include factors to determine which style of equities are attractive (growth, value or GARP) and which particular issues are attractive within each style. Fundamental research then further investigates the particular issues for information and changes that quantitative research cannot capture including management behavior, regulatory environment and industry dynamics. The melding of this process contributes to the decision as to which securities are selected for the Fund and the appropriate weighting each should have within the Fund.

Pursuant to its global investment strategy, the Fund has no geographic limits on where its investments may be located. Under normal market conditions, the Fund may allocate a substantial portion of its assets to non-U.S. securities, including emerging market issuers. An emerging market country is any country determined by Chiron to have an emerging market economy. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries.

The Fund may use derivatives, including swaps, purchased options, futures and currency forward contracts, to attempt to both increase the return of the Fund and to hedge (protect) the value of the Fund’s assets. The Fund may use swaps, purchased options and/or futures to create long equity exposure without investing directly in equity securities. The Fund may also use currency forwards to increase or decrease exposure to a given currency.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objective by investing, under normal market conditions, in companies located around the globe and at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by small to middle market capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Management Risk — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Small and Medium Capitalization Company Risk — The small and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small and medium capitalization companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Value Style Risk — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Growth Style Risk — The Fund may pursue a “growth style” of investing, meaning that the Fund may invest in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other funds that use differing investing styles.

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may result in an increase in the amount of distributions from the Fund taxed as ordinary income, which may limit the tax efficiency of the Fund.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Initial Public Offerings Risks — The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. The price of IPO shares may be volatile and may decline shortly after the IPO. IPOs may not be consistently available to the Fund for investing, and IPO shares may underperform relative to the shares of more established companies. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to portfolio turnover risk, which is discussed elsewhere in this section. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Depositary Receipt Risk — ADRs and GDRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market in the United States or elsewhere. ADRs and GDRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Exchange Traded Funds Risk — When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Further, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. An ETF also may trade at a premium or discount to its net asset value (“NAV”), and the difference between an ETF’s trading price and its NAV may be magnified during market disruptions.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to correlation risk, leverage risk, liquidity risk and market risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk, liquidity risk and market risk are described elsewhere in this section. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Leverage Risk — The risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs are subject to the risks associated with the direct ownership of real estate, which include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Class A Shares and Class C Shares of the Fund do not have performance history for a full calendar year. Consequently, the bar chart shows the performance of the Fund’s Class I Shares and the performance table compares the average annual total returns of the Fund’s Class I Shares to those of a broad measure of market performance. Class A Shares and Class C Shares of the Fund would have substantially similar performance as Class I Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares and Class C Shares are higher than the expenses of Class I Shares and, therefore, returns for the Class A Shares and Class C Shares would be lower than those of the Class I Shares. Further, the bar chart and performance table figures do not include sales charges for Class A Shares. If sales charges were included, the returns would be lower.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.fsinvestments.com/chiron-funds-reports or by calling toll-free to 877-9-CHIRON (877-924-4766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-9-CHIRON (877-924-4766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fsinvestments.com/chiron-funds-reports
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
22.15%	(31.80)%
(06/30/2020)	(03/31/2020)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Consequently, the bar chart shows the performance of the Fund’s Class I Shares and the performance table compares the average annual total returns of the Fund’s Class I Shares to those of a broad measure of market performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s Class I Shares average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

FS CHIRON SMID OPPORTUNITIES FUND | MSCI ACWI SMID Cap Index (Net) (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.24%
Since Inception	rr_AverageAnnualReturnSinceInception	10.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2017
FS CHIRON SMID OPPORTUNITIES FUND | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CSMOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	768
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,714
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	768
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,714
Annual Return 2018	rr_AnnualReturn2018	(8.93%)
Annual Return 2019	rr_AnnualReturn2019	22.60%
Annual Return 2020	rr_AnnualReturn2020	9.70%
Annual Return 2021	rr_AnnualReturn2021	20.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.80%)
1 Year	rr_AverageAnnualReturnYear01	20.69%
Since Inception	rr_AverageAnnualReturnSinceInception	10.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2017
FS CHIRON SMID OPPORTUNITIES FUND | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.60%
Since Inception	rr_AverageAnnualReturnSinceInception	10.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2017
FS CHIRON SMID OPPORTUNITIES FUND | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.51%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2017
FS CHIRON SMID OPPORTUNITIES FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CSAMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[43]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,375
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,436
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	640
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	996
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,375
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,436
FS CHIRON SMID OPPORTUNITIES FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CSCMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[44]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 326
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	752
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,823
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	752
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,308
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,823
Ninety One Emerging Markets Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ninety One Emerging Markets Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ninety One Emerging Markets Equity Fund (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold I Shares or A Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the “Annual Fund Operating Expenses” table or the Example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in A Shares of the Fund. More information about these and other discounts is available (i) from your financial professional, (ii) in the “Purchasing, Selling and Exchanging Fund Shares – Sales Charges” section on page 41 of this prospectus and, (iii) in the “Payments to Financial Intermediaries – Dealer Reallowances” section on page S-45 of the Fund’s Statement of Additional Information (“SAI”). Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies, and in other instruments, such as shares of exchange-traded funds (“ETFs”), that have economic characteristics similar to such securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund invests are primarily common stocks, but may also include preferred stock, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”). The Fund may invest in securities of companies with any market capitalization. The Fund typically invests in securities of approximately 70-100 companies.

Emerging market countries are countries that (i) major international financial institutions, such as the International Monetary Fund and the World Bank, consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe or (ii) are represented in the MSCI Emerging Markets Index, the Fund’s benchmark index. Emerging market countries can include every nation whose market is not included in the MSCI World Index. The current MSCI World Index includes Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US.

The Fund considers a company to be an emerging market company if: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries or has at least 50% of its assets in emerging markets countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. By applying this test, it is possible that a particular company could be deemed to be located in more than one country. A company that is deemed to be located in both an emerging market country and a non-emerging market country may be considered by the Fund to be an emerging market company.

From time to time, the Fund may invest a significant amount of its assets in a particular country, such as the People’s Republic of China (“China”). The Fund may invest in A Shares of companies incorporated in China (“China A Shares”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Fund may also invest in China through H Shares, which are shares of companies incorporated in China that are traded on the Hong Kong Stock Exchange.

In selecting investments to buy for the Fund, the Adviser combines a proprietary screening process with a fundamental research process to seek to identify high quality, attractively valued companies with improving operating performance that are receiving increasing investor attention as evidenced by stock price momentum which the Adviser measures by analyzing current stock price as compared to longer term moving averages of such stock price. The Adviser may sell a stock if the investment case is no longer valid, the stock reaches its fair value or the Adviser identifies a better investment opportunity.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies, and in other instruments, such as shares of exchange-traded funds (“ETFs”), that have economic characteristics similar to such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund (in alphabetical order after the first five risks) are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Depositary Receipts Risk – Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large-capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Preferred Stock Risk – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Fund may invest in shares of Chinese companies traded on stock markets in China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the China stock markets and there may be little to no correlation between the performance of the Hong Kong stock market and the China stock markets.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges. If sales charges were included, the returns would be lower. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.ninetyone.com or by calling toll-free to 1-844-426-8721.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-426-8721
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ninetyone.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include sales charges. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
18.11%	(25.16)%
(12/31/2020)	(3/31/2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for I Shares only. After tax returns for A Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for I Shares only. After tax returns for A Shares will vary.

Returns after taxes on distribution and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Ninety One Emerging Markets Equity Fund | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2018
Ninety One Emerging Markets Equity Fund | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZEMIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	366
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,518
Annual Return 2019	rr_AnnualReturn2019	20.52%
Annual Return 2020	rr_AnnualReturn2020	14.65%
Annual Return 2021	rr_AnnualReturn2021	(0.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.16%)
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2018
Ninety One Emerging Markets Equity Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2018
Ninety One Emerging Markets Equity Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2018
Ninety One Emerging Markets Equity Fund | A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZEMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	989
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,250
1 Year	rr_AverageAnnualReturnYear01	(6.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2018
Ninety One Global Franchise Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ninety One Global Franchise Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ninety One Global Franchise Fund (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold I Shares or A Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the “Annual Fund Operating Expenses” table or the Example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in A Shares of the Fund. More information about these and other discounts is available (i) from your financial professional, (ii) in the “Purchasing, Selling and Exchanging Fund Shares – Sales Charges” section on page 41 of this prospectus and, (iii) in the “Payments to Financial Intermediaries – Dealer Reallowances” section on page S-45 of the Fund’s Statement of Additional Information (“SAI”). Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks of large capitalization companies that the Adviser believes have rare and exceptional qualities that create enduring competitive advantages and strong global brands or franchises.

Under normal circumstances, the Fund invests in at least three countries, including the U.S., and invests at least 40% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S.

In selecting investments to buy for the Fund, the Adviser uses a fundamental research process to seek to identify attractively valued companies with what it believes are the best combination of quality, growth and yield. The Adviser seeks to maintain a portfolio with below average risk, and may sell a stock if the investment case is no longer valid, the stock reaches its fair value or the Adviser identifies a better risk-adjusted investment opportunity.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large-capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the diversification requirements for qualification as a RIC under Subchapter M of the Internal Revenue Code.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the diversification requirements for qualification as a RIC under Subchapter M of the Internal Revenue Code.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges. If sales charges were included, the returns would be lower. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.ninetyone.com or by calling toll-free to 1-844-426-8721.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-426-8721
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ninetyone.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include sales charges. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
16.67%	(12.67)%
(6/30/2020)	(3/31/2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for I Shares only. After-tax returns for A Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for A Shares will vary.

Ninety One Global Franchise Fund | MSCI ACWI (Net) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.54%
Since Inception	rr_AverageAnnualReturnSinceInception	12.34%	[46]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
Ninety One Global Franchise Fund | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZGFIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[47]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,232
Annual Return 2018	rr_AnnualReturn2018	(3.21%)
Annual Return 2019	rr_AnnualReturn2019	28.13%
Annual Return 2020	rr_AnnualReturn2020	16.72%
Annual Return 2021	rr_AnnualReturn2021	18.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.67%)
1 Year	rr_AverageAnnualReturnYear01	18.58%
Since Inception	rr_AverageAnnualReturnSinceInception	14.36%	[48]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
Ninety One Global Franchise Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.54%
Since Inception	rr_AverageAnnualReturnSinceInception	14.20%	[48]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
Ninety One Global Franchise Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.02%
Since Inception	rr_AverageAnnualReturnSinceInception	11.39%	[48]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
Ninety One Global Franchise Fund | A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZGFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[47]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	941
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,221
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,016
1 Year	rr_AverageAnnualReturnYear01	11.48%
Since Inception	rr_AverageAnnualReturnSinceInception	13.16%	[49]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018
NINETY ONE GLOBAL ENVIRONMENT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ninety One Global Environment Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ninety One Global Environment Fund (the “Fund”) seeks capital growth and long-term income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold I Shares or A Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the “Annual Fund Operating Expenses” table or the Example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in A Shares of the Fund. More information about these and other discounts is available (i) from your financial professional, (ii) in the “Purchasing, Selling and Exchanging Fund Shares – Sales Charges” section on page 41 of this prospectus and, (iii) in the “Payments to Financial Intermediaries – Dealer Reallowances” section on page S-45 of the Fund’s Statement of Additional Information (“SAI”). Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from August 31, 2021 (commencement of operations) to October 31, 2021, the Fund’s portfolio turnover rate was 6%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Operating Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in “environmental companies” (as defined below). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

For purposes of the Fund’s investment policy, the Adviser considers an environmental company to be one that (i) derives at least 50% of its revenue from activities deemed by the Adviser to contribute positively to environmental change; and (ii) is involved in the process of reducing carbon dioxide emissions (a company that offers “quantifiable carbon avoided”) (an “Environmental Company”). In order to determine whether a company contributes positively to environmental change, the Adviser may consider information reported by the company or third-party information or may apply its own methodology to assess a company’s positive contribution to the environment. Such Environmental Companies are involved in activities related to the process of sustainable decarbonization, which may include, but are not limited to, (i) renewable energy in such forms as solar, wind, clean power, and smart grids and networks; (ii) electrification through electric or autonomous vehicles, batteries, heating and cooling systems, air cleaners, and industrial electrification; and (iii) resource efficiency (including land and water) in industries including manufacturing, waste management, construction, agriculture (including biological solutions), consumer products and factories. The Adviser may identify other activities or sectors that it considers qualifying as environmental activities.

The Fund may invest in companies of any market capitalization and normally invests primarily in equity securities of mid- and large capitalization U.S. and non-U.S. (including both developed and emerging market) companies. The equity securities in which the Fund invests are mainly common stocks, but may also include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”).

The Fund may invest a significant amount of its assets in a select geographic region or a particular country, such as the People’s Republic of China (“China”). The Fund may invest in A Shares of companies incorporated in China (“China A Shares”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Fund may also invest in China through H Shares, which are shares of companies incorporated in China that are traded on the Hong Kong Stock Exchange. The Adviser has obtained Renminbi Qualified Foreign Institutional Investor (“RQFII”) status and has been granted a license to invest in Chinese domestic securities, so it may also invest the Fund’s assets directly in Chinese domestic securities available only to foreign investors that have obtained such license.

Under normal circumstances, the Fund invests in at least three countries, including the U.S., and invests at least 40% of its total assets in securities of non-U.S. companies. If conditions are not favorable, the Fund will invest at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S.

The Fund has a fundamental policy to concentrate its investments in “climate change-related industries.” The Fund considers “climate change-related industries” to include renewable energy, electrification and resource efficiency and any of their sub-industries, such as, but not limited to, solar energy, electric vehicles or waste management and businesses that service such industries.

The Fund seeks to achieve its investment objective through an integrated investment approach. The Fund may select investments pursuant to the Adviser’s proprietary screening process and its fundamental research process, and may also include information provided by third-party organizations. The Adviser’s fundamental research process assesses companies both relative to their peers and based on their own attributes. In identifying companies to be included in the Fund’s investable universe, the Adviser seeks to create an investment portfolio that accurately reflects the opportunities available for the Fund. The Adviser undertakes a bottom-up investment process involving research into companies exhibiting (i) structural growth opportunities by reviewing both short- and long-term revenue; (ii) sustainable or persistent returns; and (iii) competitive advantages relative to their peers both through (a) company factors, including technology, branding, and investments in research and development, and (b) market factors, such as pricing power, barriers to entry and consumer behaviors and preferences with respect to environmental issues. The Adviser uses this research, as well as a company’s balance sheet and discussion with management to determine a company’s suitability for inclusion in the Fund’s investable universe. In addition to potential discussions with a company’s management, the Adviser may conduct onsite due diligence visits in order to obtain information it considers necessary to determine whether a company is an environmental company.

The Adviser integrates proprietary environmental, social and governance (“ESG”) factors into the Fund’s investment process, which include the (i) inclusion of Environmental Companies with the exclusion of those with revenues from oil, gas and coal exploration and production that exceed 5%; (ii) use of both quantitative and qualitative assessment of ESG risks through proprietary scores and underlying research; and (iii) monitoring of ESG considerations as part of the review of company management. The Fund may not invest in a company if the Adviser determines that the company has any material social and/or governance risks, even if the company otherwise meets the Adviser’s environment and decarbonatization criteria. In addition, any deterioration in the ESG assessment of a held company will be factored into any decision to sell such security.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in “environmental companies” (as defined below). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund (in alphabetical order after the first five risks) are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the diversification requirements for qualification as a RIC under Subchapter M of the Internal Revenue Code.

Climate Change Focused Investment Risk – Because the Fund focuses its investments in securities of companies involved in climate change-related industries, the Fund will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of funds that are more diversified. Some companies involved in climate change-related industries have more limited operating histories and smaller market capitalizations on average than companies in other sectors. In addition, the Fund is particularly susceptible to changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Fund may invest in shares of Chinese companies traded on stock markets in China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the China stock markets and there may be little to no correlation between the performance of the Hong Kong stock market and the China stock markets.

Sustainable Investment Risk – The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to ESG practices. Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or business within the same economic sector. Additionally, due to its sustainability focus, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.

Depositary Receipts Risk – Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based.

ESG Criteria Risk – Because the Fund’s ESG criteria excludes securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

RQFII Risk – The Fund intends to invest directly in A-Shares through the Adviser, who is licensed as a RQFII. If the Adviser’s RQFII license was eliminated, the Fund could be required to dispose of a portion of its A-Shares holdings. This could have a material adverse impact on the Fund’s performance and its ability to meet its investment objective.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the diversification requirements for qualification as a RIC under Subchapter M of the Internal Revenue Code.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on August 31, 2021, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.ninetyone.com or by calling toll-free to 1-844-426-8721.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on August 31, 2021, and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-426-8721
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ninetyone.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
NINETY ONE GLOBAL ENVIRONMENT FUND | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZGEIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.99%	[50]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 466
NINETY ONE GLOBAL ENVIRONMENT FUND | A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZGEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.99%	[50]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,087
NINETY ONE INTERNATIONAL FRANCHISE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ninety One International Franchise Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ninety One International Franchise Fund (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold I Shares or A Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the “Annual Fund Operating Expenses” table or the Example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in A Shares of the Fund. More information about these and other discounts is available (i) from your financial professional, (ii) in the “Purchasing, Selling and Exchanging Fund Shares – Sales Charges” section on page 41 of this prospectus, and (iii) in the “Payments to Financial Intermediaries – Dealer Reallowances” section on page S-45 of the Fund’s Statement of Additional Information (“SAI”). Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from August 31, 2021 (commencement of operations) to October 31, 2021, the Fund’s portfolio turnover rate was 0%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Operating Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of non-U.S. companies located throughout the world that the Adviser believes have rare and exceptional qualities that create enduring competitive advantages and strong international brands or franchises. Such qualities may include unique intellectual property, dominant market positions, well capitalized balance sheets, and attractive reinvestment opportunities. The Fund may invest in companies located in both developed and emerging market countries.

Under normal circumstances, the Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies. If conditions are not favorable, the Fund will invest at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S.

The equity securities in which the Fund invests are primarily common stocks, but may also include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”). Although the Fund may invest in securities of companies with any market capitalization, the Fund generally invests in medium and large capitalization companies. The Fund typically invests in securities of approximately 25-40 companies.

From time to time, the Fund may invest a significant amount of its assets in a particular country, such as the People’s Republic of China (“China”). The Fund may invest in A Shares of companies incorporated in China (“China A Shares”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Fund may also invest in China through H Shares, which are shares of companies incorporated in China that are traded on the Hong Kong Stock Exchange.

In selecting investments to buy for the Fund, the Adviser uses a fundamental research process to seek to identify attractively valued companies that, in its opinion, represent strong long-term investment opportunities considering the company’s quality, growth and valuation. The Adviser seeks to maintain a portfolio with consistent long-term returns at below average levels of risk relative to the broader international equity market. The Adviser will consider whether to sell an investment using the same fundamental research process it uses to identify potential purchases. The Adviser may sell a security for a variety of reasons such as because it becomes overvalued or shows deteriorating fundamentals, or to invest in a company believed by the Adviser to offer superior investment opportunities.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large-capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the diversification requirements for qualification as a RIC under Subchapter M of the Internal Revenue Code.

Depositary Receipts Risk – Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Medium Capitalization Companies Risk — The risk that medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. Medium capitalization stocks may be traded over-the-counter or listed on an exchange.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Fund may invest in shares of Chinese companies traded on stock markets in China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the China stock markets and there may be little to no correlation between the performance of the Hong Kong stock market and the China stock markets.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the diversification requirements for qualification as a RIC under Subchapter M of the Internal Revenue Code.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on August 31, 2021, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.ninetyone.com or by calling toll-free to 1-844-426-8721.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on August 31, 2021, and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-426-8721
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ninetyone.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
NINETY ONE INTERNATIONAL FRANCHISE FUND | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZIFIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.20%	[52]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[53]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 505
NINETY ONE INTERNATIONAL FRANCHISE FUND | A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZIFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.20%	[52]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[53]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,124
MetLife Core Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MetLife Core Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the MetLife Core Plus Fund (the “Core Plus Fund” or the “Fund”) is to seek to maximize capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold I Class Shares or R Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 463% (198% excluding TBA Transactions, as defined below) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	463.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The Adviser considers high yield bonds to be those rated below BBB- or Baa3 by Moody’s Investor Services Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined to be of comparable quality by the Adviser.

The Fund will invest primarily in U.S. corporate, government, mortgage-backed and asset-backed fixed income securities and privately issued securities (e.g., Rule 144A securities), but may also invest in U.S. Treasury interest rate futures, forward currency contracts and credit default swaps. The Fund may use U.S. Treasury interest-rate futures for hedging purposes, primarily to assist in the risk management and liquidity of the Fund. The Fund may also use forward currency contracts for currency hedging and credit default swaps to gain exposure that is not available in the cash bond market.

The Fund may also participate in “to-be-announced” transactions (“TBA Transactions”). A TBA Transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later. The actual pools of mortgage-backed securities delivered in a TBA Transaction typically are not determined until two days prior to the settlement date. Instead of receiving the pools, however, the Fund may participate in rolling TBA Transactions, which may significantly increase the Fund’s portfolio turnover rate.

The Adviser believes that the fixed income markets are efficient with respect to interest rate risk, but that bond markets regularly misprice securities that are exposed to credit, prepayment and liquidity risks. The Adviser seeks to exploit these inefficiencies by focusing on security and sector selection, and de-emphasizing duration management. The Adviser employs a “bottom-up” approach to constructing the Fund’s portfolio, leveraging its in-house credit research capabilities to determine the relative value of each fixed income security purchased by the Fund. The Adviser believes that proprietary, bottom-up, fundamental credit and structured products research, coupled with active trading is the best technique to identify the relative value of the individual securities and market sectors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Issuer Risk — The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Privately Issued Securities Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

High Yield Bond Risk — High yield, or “junk,” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Large Purchase and Redemption Risk — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Class Shares’ performance from year to year and by showing how the Fund’s I Class Shares’ and R Class Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 267-330-0000.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Class Shares’ performance from year to year and by showing how the Fund’s I Class Shares’ and R Class Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	267-330-0000
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4.83%	(3.20)%
6/30/2020	3/31/2021

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for I Class Shares. After-tax returns for R Class Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for I Class Shares. After-tax returns for R Class Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

MetLife Core Plus Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
MetLife Core Plus Fund | I Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LPCIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%	[54]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[55]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	338
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 780
Annual Return 2015	rr_AnnualReturn2015	(1.14%)
Annual Return 2016	rr_AnnualReturn2016	4.35%
Annual Return 2017	rr_AnnualReturn2017	4.87%
Annual Return 2018	rr_AnnualReturn2018	(0.65%)
Annual Return 2019	rr_AnnualReturn2019	9.56%
Annual Return 2020	rr_AnnualReturn2020	7.58%
Annual Return 2021	rr_AnnualReturn2021	(1.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.20%)
1 Year	rr_AverageAnnualReturnYear01	(1.00%)
5 Years	rr_AverageAnnualReturnYear05	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
MetLife Core Plus Fund | I Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.61%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
MetLife Core Plus Fund | I Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
MetLife Core Plus Fund | R Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LPCYX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%	[54]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[55]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,079
1 Year	rr_AverageAnnualReturnYear01	(0.36%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
MetLife Multi-Sector Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MetLife Multi-Sector Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the MetLife Multi-Sector Fixed Income Fund (the “Multi-Sector Fixed Income Fund” or the “Fund”) is to seek to maximize capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold I Class Shares or R Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund was not in operation as of the fiscal year ended October 31, 2021, it does not have portfolio turnover information to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Operating Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets, plus any borrowings for investments purposes, in a diversified portfolio of fixed income securities of any maturity or duration. The Fund will invest primarily in U.S. and non-U.S. corporate, government, mortgage-backed and asset-backed fixed income securities. The Fund will invest in such securities across the investment grade, asset- and mortgage-backed, high yield and emerging markets sectors of the fixed income market. The Fund may invest in securities of any credit quality, including high yield fixed income securities (commonly referred to as “junk” bonds). The Adviser considers investment grade fixed income securities to be those rated as BBB or Baa or above by Moody’s Investors Services Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), or Fitch, Inc. (“Fitch”). The Adviser considers high yield debt securities to be those rated below BBB- or Baa3 by Moody’s, S&P or Fitch, or if unrated, determined to be of comparable quality by the Adviser. The Fund may also invest in convertible bonds, in the form of assignments or participations, and privately issued securities (e.g., Rule 144A securities).

The Fund may invest in interest rate futures, forward-currency contracts, and swaps. Interest rate futures may be used to assist in the risk management and liquidity of the Fund. Currency forwards may be used to gain a currency position. Credit default swaps and total return swaps may be used to gain exposure that is not available in the cash bond market. Swaps may also be used in cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The Fund may also participate in “to-be-announced” transactions (“TBA Transactions”). A TBA Transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later. The actual pools of mortgage-backed securities delivered in a TBA Transaction typically are not determined until two days prior to the settlement date. Instead of receiving the pools, however, the Fund may participate in rolling TBA Transactions, which may significantly increase the Fund’s portfolio turnover rate.

The Adviser will strategically allocate and diversify investments among U.S. investment grade corporate securities, U.S. asset- and mortgage-backed securities, and global high yield, international and emerging market fixed income securities asset classes, in weightings to be determined by the Adviser. The Adviser will attempt to efficiently allocate capital in an unconstrained manner in an effort to maximize total return, while minimizing volatility and potential downside risk. The Adviser’s asset allocation process seeks to generate the optimal allocation among asset classes in the fixed income universe utilizing both qualitative and quantitative approaches. Within each individual asset class, the specific portfolio manager employs a “bottom-up” approach to constructing the Fund’s portfolio, leveraging its in-house credit research capabilities to determine the relative value of each fixed income security purchased by the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its assets, plus any borrowings for investments purposes, in a diversified portfolio of fixed income securities of any maturity or duration.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

Interest Rate Risk — The risk that the value of fixed income securities will fall due to rising interest rates.

Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Issuer Risk — The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Sovereign Debt Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

High Yield Bond Risk — High yield, or “junk,” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Privately Issued Securities Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Bank Loans Risk — The Fund may invest in bank loans through participations or assignments. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. Investments in unsecured bank loans are subject to a greater risk of loss than investments in bank loans secured by collateral.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this prospectus, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Current performance information is available by calling 267-330-0000.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus, and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	267-330-0000
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
MetLife Multi-Sector Fixed Income Fund | I Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LPMIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.80%	[56]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.80%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)	[57]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 575
MetLife Multi-Sector Fixed Income Fund | R Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LPMRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.80%	[56]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)	[57]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 651
PineBridge Dynamic Asset Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PineBridge Dynamic Asset Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PineBridge Dynamic Asset Allocation Fund (the “Fund”) seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Servicing Shares and Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The investment objective of the Fund is to seek to achieve total return primarily by managing allocations among a broad range of asset classes, and secondarily by generating alpha (i.e., excess returns) through individual investment selections, based on a combination of factors, including, but not limited to, the Adviser’s macroeconomic views, fundamental analyses and risk management considerations.

In seeking to manage its exposure to asset classes and individual investments, the Fund may take long and short positions directly, or indirectly through pooled investment vehicles (such as open-end funds, closed-end funds, exchange-traded funds (“ETFs”), unregistered funds (e.g., hedge funds), and real estate investment trusts (“REITs”), advised by the Adviser or its affiliates, or other investment advisers), in equity and debt securities, derivative instruments, cash and other money market instruments. The Fund will not purchase an investment if, as a result, more than 15% of the value of the Fund’s net assets would be invested in unregistered funds, except as specifically permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The equity securities in which the Fund principally invests may include common and preferred stocks, convertible securities, rights and warrants, and depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)). The Fund may invest in equity securities of companies of any market capitalization. The fixed income securities in which the Fund principally invests may include securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, foreign sovereign debt, corporate obligations, residential and commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations (including collateralized loan obligations and collateralized bond obligations), bank loans (through both assignments and participations) and bank obligations. The Fund may invest in fixed income securities of any maturity, duration or credit quality, including those that are rated below investment grade (“high yield” or “junk” bonds). The Fund may also enter into repurchase and reverse repurchase agreements, and engage in securities lending. The derivative instruments in which the Fund invests may be exchange-traded or over-the-counter (“OTC”), and include futures contracts, forward contracts, options and swaps, relating to securities, currencies, or other instruments, entered into for hedging or speculative purposes, or to manage cash flows. The Fund invests in U.S. and non-U.S. (including both developed and emerging market) companies, countries and currencies. The Fund may invest in A-Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Fund may invest in the domestic bond market in China through China’s Bond Connect Program (“Bond Connect”), a program that provides foreign investors with access to China’s onshore bond market.

When the Adviser believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, it may increase the Fund’s investments in cash or money market instruments (such as short-term U.S. government, corporate, and bank obligations, and money market funds) to protect the Fund’s assets and maintain liquidity. The Fund may adjust its asset allocations at any time, and may buy and sell investments frequently, particularly during periods of increased market volatility.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Small- and Mid-Capitalization Company Risk — Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S.

issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong

Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Bond Connect Risk — Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit (“CMU”) maintained with a China-based custodian (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). The Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entry with CDCC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian. Therefore, the Fund’s ability to enforce rights as a bondholder may depend on CMU’s ability or willingness as record-holder of Bond Connect securities to enforce the Fund’s rights as a bondholder. Additionally, the omnibus manner in which the securities are held could expose the Fund to the risk of its Hong Kong sub-custodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

Risks of Investing in Other Investment Companies — To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is described elsewhere in this section. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Preferred Stocks Risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Credit Risk — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Bank Loans Risk — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High Yield Bond Risk — High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Collateralized Debt Obligations Risk — The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Loan Obligation Risk. The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Collateralized Bond Obligation Risk. The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Foreign Sovereign Debt Securities Risk — The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Obligations Risk — The Fund’s investments in bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Active Trading Risk — The Fund may actively trade which may result in higher transaction costs to the Fund. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk — Due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in pooled investment vehicles sponsored or managed by the Adviser or its affiliates in lieu of investments directly in portfolio securities, or in lieu of investments in pooled investment vehicles sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in pooled investment vehicles sponsored or managed by the Adviser or its affiliates.

Unregistered Funds Risk — Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

Interest Rate Risk — As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall.

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Repurchase Agreements Risk — Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Securities Lending Risk — Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value (“NAV”) while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s Institutional Shares’ and Investor Servicing Shares’ average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and additional indexes. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.pinebridge.com or by calling toll-free to 877-225-4164.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s Institutional Shares’ and Investor Servicing Shares’ average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and additional indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-225-4164
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pinebridge.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
14.75%	(18.74)%
6/30/2020	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”)
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Servicing Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad-based index and additional indexes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Servicing Shares will vary.

PineBridge Dynamic Asset Allocation Fund | MSCI ACWI (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	14.40%
Since Inception	rr_AverageAnnualReturnSinceInception	14.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2016
PineBridge Dynamic Asset Allocation Fund | Bloomberg Global Treasury Total Return Index (“Bloomberg Index”) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.60%)
5 Years	rr_AverageAnnualReturnYear05	2.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2016
PineBridge Dynamic Asset Allocation Fund | Blended 60/40 MSCI ACWI/Bloomberg Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.92%
5 Years	rr_AverageAnnualReturnYear05	9.96%
Since Inception	rr_AverageAnnualReturnSinceInception	9.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2016
PineBridge Dynamic Asset Allocation Fund | U.S. Consumer Price Index + 5% (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	7.77%
Since Inception	rr_AverageAnnualReturnSinceInception	7.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2016
PineBridge Dynamic Asset Allocation Fund | Investor Servicing Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PDAVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.06%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[58]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	583
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,325
1 Year	rr_AverageAnnualReturnYear01	6.48%
5 Years	rr_AverageAnnualReturnYear05	7.70%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2016
PineBridge Dynamic Asset Allocation Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PDAIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[58]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	550
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,255
Annual Return 2017	rr_AnnualReturn2017	16.12%
Annual Return 2018	rr_AnnualReturn2018	(9.48%)
Annual Return 2019	rr_AnnualReturn2019	15.10%
Annual Return 2020	rr_AnnualReturn2020	12.97%
Annual Return 2021	rr_AnnualReturn2021	6.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.74%)
1 Year	rr_AverageAnnualReturnYear01	6.49%
5 Years	rr_AverageAnnualReturnYear05	7.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2016
PineBridge Dynamic Asset Allocation Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.83%
5 Years	rr_AverageAnnualReturnYear05	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2016
PineBridge Dynamic Asset Allocation Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.44%
5 Years	rr_AverageAnnualReturnYear05	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2016
LEGAL & GENERAL RETIREMENT INCOME 2040 FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Legal & General Retirement Income 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Legal & General Retirement Income 2040 Fund (the “Fund”) seeks to provide current income during the early and middle-years of retirement while ensuring capital is not exhausted prior to the Fund’s terminal date.

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended October 31, 2021, it does not have portfolio turnover information to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including money market funds and exchange-traded funds, and are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest in a diversified pool of assets while seeking to generate income that supports shareholders in retirement until the Fund’s assets have been completely drawn down by the Fund’s terminal date of December 31, 2040. The Fund does not follow a pre-defined glidepath. Instead, in implementing the Fund’s investment strategy, the Adviser’s allocations among asset classes will vary from year to year and the Adviser intends to strategically de-risk the Fund’s portfolio over time in an effort to provide consistent income for the benefit of all shareholders, in the aggregate. The Fund is generally intended for investors in retirement who intend to redeem their holdings in the Fund on an ongoing basis. Accordingly, the Adviser will manage the Fund’s portfolio with the expectation that it must meet a proposed “spend down amount” annually. As the Fund approaches its terminal date, redemptions may increase. In determining the spend down amount, the Adviser will attempt to balance income needs in the current year against the need for income in the future.

The Adviser will take into account multiple considerations when developing and maintaining the Fund’s portfolio in an attempt to deliver consistent income to shareholders. On an annual basis, factors such as time to fund maturity, inflation, long-term risk assumptions and market return expectations are reviewed to determine both the target asset allocation and the spend down amount to generate the target income. This annual review will mean allocations among asset classes may vary but the Adviser expects that they will generally fall within the following ranges:

Global Equity – 0-60%

U.S. Fixed Income – 40-100%

Cash & Cash Equivalents – 0-10%

The Fund’s target asset allocation may differ from the Fund’s actual asset allocation. These allocations will be reviewed periodically throughout the year to ensure any significant changes to the Adviser’s market outlook and/or other factors described above are incorporated into the asset allocation, and that the spend down amount is amended accordingly. For example, the Adviser may seek to increase allocations to the global equity asset class to take advantage of certain market return opportunities identified by the Adviser, provided the Adviser believes the Fund’s expected volatility level in connection with such investments will be consistent with the Fund’s long-term risk assumptions. On the other hand, the Adviser may seek to increase allocations to the U.S. fixed income asset class to, for example, attempt to decrease volatility and preserve capital.

The Fund will gain exposure to the asset classes noted above through investments in other mutual funds for which the Adviser also serves as investment adviser (“LGIMA Underlying Funds”); in other funds, including third party (unaffiliated) funds and exchange-traded funds (“ETFs”) (“Unaffiliated Underlying Funds” and together with the LGIMA Underlying Funds, the “Underlying Funds”); and/or directly in, individual securities and in derivatives as discussed in more detail below. The Adviser currently anticipates that the Fund’s investments will consist mainly of the Underlying Funds, with a majority of the Fund’s assets invested in the LGIMA Underlying Funds. However, the amount of the Fund’s assets allocated to the Underlying Funds and direct investments will vary over time and the Fund may be invested entirely in LGIMA Underlying Funds, Unaffiliated Underlying Funds or direct investments at any given point in time.

With respect to its global equity investments, the Fund may invest in common stock of large and mid-capitalization companies, depositary receipts, and in Underlying Funds. With respect to its U.S. fixed income investments, the Fund may invest in U.S. government securities (including agencies and instrumentalities), corporate bonds, other corporate debt securities of U.S. issuers, including corporate commercial paper, municipal bonds, supra-national issuers, asset-backed securities, mortgage-backed securities and in Underlying Funds.

The Fund may use derivatives, such as futures contracts, options and forwards, to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Fund’s gains. The Underlying Funds in which the Fund may invest may also use derivatives.

Because it is assumed that shareholders will be spending down amounts invested in the Fund each year until the Fund’s maturity date, the Fund’s assets are expected to decline over time and approach zero on the maturity date, at which time it is expected that the Fund will be liquidated. However, the Fund is not designed to comply with any required minimum distribution rules applicable to tax-deferred retirement accounts nor does it take into account any tax considerations to shareholders (including, for example, any early withdrawal penalties that may be imposed on shareholders in tax-deferred retirement accounts). Shareholders investing through a tax-deferred retirement account subject to a required minimum distribution who redeem shares of the Fund from such account will need to include such redemption amount, as appropriate, in the computation of any annual required minimum distribution.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of the Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, the Fund may not achieve its objective.

Maturity Date and Redemption Risk — While assets invested in the Fund are expected to decline over time and equal zero on the maturity date, the Fund may be liquidated prior to the maturity date. For example, as assets decline and approach zero, there may be a point before the maturity date where the Adviser can no longer manage the Fund consistent with its investment objective and the Fund may be liquidated at the discretion of the Board. In addition, as assets in the Fund decline, Fund expenses will be spread over a smaller asset base, potentially causing an increase in the Fund’s expense ratio. In order to accommodate investors redeeming shares, the Fund may sell securities at times when it would not otherwise do so, which may result in a loss to the Fund. These transactions may result in higher portfolio turnover, accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may impact the Fund’s expense ratio. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of shareholders redeeming shares. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, the Fund is not designed for such growth to enable the Fund to allow for redemptions without returning capital to shareholders. Rather, the Fund expects that substantially all capital will be returned to shareholders by the maturity date.

Investment in Underlying Funds Risk — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Equity Risk —The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Large Capitalization Companies Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Mid-Capitalization Companies Risk — The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid- capitalization stocks may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Depositary Receipts Risk – Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Supranational Entities Risk – Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Geographic Focus Risk – To the extent that it focuses at times its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Indexing Strategy/Index Tracking Risk – Certain Underlying Funds are managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Underlying Index (i.e., achieve a high degree of correlation with the Underlying Index), the Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Asset-Backed Securities Risk – Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Derivatives Risk – Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Sector and Industry Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Transactions Risk —The Fund or an Underlying Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, for both the Fund and the Underlying Funds, large purchases of a fund’s shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at www.lgima.com/funds or by calling toll-free to 833-44-LGIMA.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	833-44-LGIMA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lgima.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
LEGAL & GENERAL RETIREMENT INCOME 2040 FUND | W Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LRIWX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[59]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%	[60]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[61]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[62]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 164
LEGAL & GENERAL RETIREMENT INCOME 2040 FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LRIIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[59]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%	[60]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[61]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[62]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 180
LEGAL & GENERAL RETIREMENT INCOME 2040 FUND | R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LRIZX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[59]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%	[60]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[61]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[62]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 196
Legal & General Global Developed Equity Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Legal & General Global Developed Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Legal & General Global Developed Equity Index Fund (the “Global Developed Equity Index Fund” or the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the MSCI World Index.

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended October 31, 2021, it does not have portfolio turnover information to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities included in the MSCI World Index (the “Index”) and other instruments with economic characteristics similar to such securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Index is designed to measure the performance of equity securities in the large and mid-capitalization segments of developed market countries. As of December 31, 2021, the Index consisted of securities of companies in the following 23 countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”) and the U.S. The components of the Index may change over time. The Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and the Adviser. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reviewed quarterly—in February, May, August and November—with the objective of reflecting change in the underlying equity markets in a timely manner, while limiting undue Index turnover. During the May and November semi-annual Index reviews, the Index is rebalanced and the large- and mid-cap cutoff points are recalculated.

In seeking its investment objective, the Fund typically employs a passive "full replication" strategy which attempts to replicate, before fees and expenses, the performance of the Index by investing all, or substantially all, of its assets in the companies that make up the Index, holding each company in approximately the same proportion as its weighting in the Index. The Fund may also invest in certain derivative instruments such as futures and forward contracts, in cash and cash equivalents, in stocks and in shares of other investment companies (including exchange-traded funds (“ETFs”) not included in the Index, but which the Adviser believes will help the Fund track the performance of the Index. The Fund may also invest in futures to provide liquidity for cash flows and to hedge dividend accruals, and in foreign currency forward contracts to maintain the approximate currency exposure of the Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The components of the Index, and the degree to which these components represent certain industries, may change over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

Equity Risk —The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Large Capitalization Companies Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Mid-Capitalization Companies Risk — The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid- capitalization stocks may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Depositary Receipts Risk – Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Indexing Strategy/Index Tracking Risk – The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Derivatives Risk — The Fund’s use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Investment in Other Investment Companies Risk — To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund’s ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Industry Concentration Risk — The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling 833-44-LGIMA or on the Internet at www.lgima.com/funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	833-44-LGIMA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lgima.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Legal & General Global Developed Equity Index Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LDEIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[63]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.06%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%	[64]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[65]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 9
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 90
LEGAL & GENERAL CASH FLOW MATCHED BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Legal & General Cash Flow Matched Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Legal & General Cash Flow Matched Bond Fund (the “Cash Flow Matched Bond Fund” or the “Fund”) seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended October 31, 2021, it does not have portfolio turnover information to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other financial instruments with economic characteristics similar to such securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund primarily invests in investment-grade fixed income securities with final maturities of between one and five years. The Adviser considers investment grade fixed income securities to be those rated as BBB or Baa or above by Moody’s Investors Services Inc. (“Moody’s”), S&P Global Ratings (“S&P”), or Fitch, Inc. (“Fitch”).

For purposes of the Fund’s 80% policy, fixed income securities include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate bonds, and other corporate debt securities of U.S. issuers, including corporate commercial paper. The Fund may also invest in derivative instruments, such as futures and swaps, to assist in managing duration and yield curve exposure relative to the Fund’s benchmark index.

The Fund seeks current income through the management of investment grade credit with a final maturity between zero and five years. The Fund does not have a specific target for its average portfolio duration. When a fixed income security has a final maturity of less than one year, the Fund intends to sell that security or let it mature and reinvest the proceeds in securities with longer maturities. The Fund’s portfolio is “laddered” by investing in fixed income securities with different final maturities so that some securities age out of the zero-to-five year maturity range during each year.

The Adviser’s process for constructing the Fund’s portfolio combines top-down thematic considerations and bottom-up issue selection, leveraging the Adviser’s in-house credit analysts, strategists and economists to screen the Fund’s investment universe and emphasize investment themes and issuers that the Adviser believes have the most value and reflect the management team’s highest conviction. The Adviser seeks to buy and maintain securities with the expectation to hold to maturity and therefore seeks to (i) emphasize long-term viability of the sector and issuer fundamentals; (ii) identify strong and stable management teams; (iii) align with shareholder, bondholder and management interests; (iv) ensure there are minimal risks that could cause step-changes in valuation; and (v) identify structural features that provide downside protection in periods of lower liquidity. Although it is the Adviser’s intention to hold securities purchased on behalf of the Fund through maturity, the Adviser may sell if it becomes concerned about severe downside risk in a specific security, sector or region.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Derivatives Risk — The Fund’s use of futures contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described elsewhere in this section. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling 833-44-LGIMA or on the Internet at www.lgima.com/funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	833-44-LGIMA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lgima.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
LEGAL & GENERAL CASH FLOW MATCHED BOND FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LGBIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[66]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%	[67]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[68]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 189
LEGAL & GENERAL LONG DURATION U.S. CREDIT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Legal & General Long Duration U.S. Credit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Legal & General Long Duration U.S. Credit Fund (the “Long Duration U.S. Credit Fund” or the “Fund”) seeks to maximize total return through capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from May 27, 2021 (commencement of Fund operations) to October 31, 2021, the Fund's portfolio turnover rate was 42%% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. issuers. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund primarily invests in investment-grade fixed income securities with an average portfolio duration that is within 10% of the Fund’s benchmark, the Bloomberg Barclays Long Duration US Credit Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Adviser considers investment grade fixed income securities to be those rated as BBB or Baa or above by Moody’s Investors Services Inc. (“Moody’s”), S&P Global Ratings (“S&P”), or Fitch, Inc. (“Fitch”).

For purposes of the Fund’s 80% policy, fixed income securities include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate bonds, supra-national issuers, asset-backed securities and mortgage-backed securities. The Fund may also invest in derivative instruments, such as futures and swaps, to assist in managing duration and yield curve exposure relative to the Fund’s benchmark index. The Fund may invest a portion of its assets in cash and cash equivalents in connection with its derivatives positions. Although the Fund invests primarily in investment-grade securities, the Fund may hold securities that are rated below investment grade (“high yield” or “junk bonds”). From time to time, the Fund may focus its investments in a particular sector, such as the industrials or financials sector.

The Adviser’s process for constructing the Fund’s portfolio combines top-down thematic considerations and bottom-up security selection, leveraging the Adviser’s in-house credit analysts, strategists and economists to screen the Fund’s investment universe and emphasize investment themes and securities that the Adviser believes have the most value and reflect the management team’s highest conviction. The Adviser performs in depth fundamental analysis in the security selection process and emphasizes the following areas of focus in the research process: developing proprietary earnings models, forecasting free cash flow, analyzing asset valuations, and meeting with management. Ultimately, the Adviser seeks to: i) identify strong and stable management teams; (ii) align with shareholder, bondholder and management interests; (iii) ensure there are minimal risks that could cause significant changes in valuation; and (iv) identify structural features that provide downside protection in periods of lower liquidity.

The Adviser may sell a security when there is a change in (i) the relative valuation of a security; (ii) the Adviser’s assessment of a particular sector, and/or (iii) the Adviser’s analysis of the credit or risk/return of a security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Supranational Entities Risk – Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Derivatives Risk — The Fund’s use of futures contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Asset-Backed Securities Risk – Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Industrials Sector Risk. A fund that focuses in the industrials sector may be subject to greater risks than a portfolio without such a focus. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Financials Sector Risk – Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling 833-44-LGIMA or on the Internet at www.lgima.com/funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	833-44-LGIMA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lgima.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
LEGAL & GENERAL LONG DURATION U.S. CREDIT FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LLDIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[69]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.28%	[70]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.21%)	[71]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 569
LEGAL & GENERAL LONG DURATION U.S. CREDIT FUND | W Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LLDWX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[69]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.13%	[70]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.06%)	[71]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 538
LEGAL & GENERAL U.S. CREDIT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Legal & General U.S. Credit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Legal & General U.S. Credit Fund (the “U.S. Credit Fund” or the “Fund”) seeks to maximize total return through capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended October 31, 2021, it does not have portfolio turnover information to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. issuers. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund primarily invests in investment-grade fixed income securities with an average portfolio duration that is within 10% of the Fund’s benchmark, the Bloomberg Barclays Capital US Credit Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Adviser considers investment grade fixed income securities to be those rated as BBB or Baa or above by Moody’s Investors Services Inc. (“Moody’s”), S&P Global Ratings (“S&P”), or Fitch, Inc. (“Fitch”).

For purposes of the Fund’s 80% policy, fixed income securities include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate bonds, supra-national issuers, asset-backed securities and mortgage-backed securities. The Fund may also invest in derivative instruments, such as futures and swaps, to assist in managing duration and yield curve exposure relative to the Fund’s benchmark index. Although the Fund invests primarily in investment-grade securities, the Fund may hold securities that are rated below investment grade (“high yield” or “junk bonds”). From time to time, the Fund may focus its investments in a particular sector, such as the industrials or financials sector.

The Adviser’s process for constructing the Fund’s portfolio combines top-down thematic considerations and bottom-up security selection, leveraging the Adviser’s in-house credit analysts, strategists and economists to screen the Fund’s investment universe and emphasize investment themes and securities that the Adviser believes have the most value and reflect the management team’s highest conviction. The Adviser performs in depth fundamental analysis in the security selection process and emphasizes the following areas of focus in the research process: developing proprietary earnings models, forecasting free cash flow, analyzing asset valuations, and meeting with management. Ultimately, the Adviser seeks to: i) identify strong and stable management teams; (ii) align with shareholder, bondholder and management interests; (iii) ensure there are minimal risks that could cause significant changes in valuation; and (iv) identify structural features that provide downside protection in periods of lower liquidity.

The Adviser may sell a security when there is a change in (i) the relative valuation of a security; (ii) the Adviser’s assessment of a particular sector, and/or (iii) the Adviser’s analysis of the credit or risk/return of a security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Supranational Entities Risk – Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Derivatives Risk — The Fund’s use of futures contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Asset-Backed Securities Risk – Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Industrials Sector Risk. A fund that focuses in the industrials sector may be subject to greater risks than a portfolio without such a focus. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Financials Sector Risk – Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling 833-44-LGIMA or on the Internet at www.lgima.com/funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	833-44-LGIMA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lgima.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
LEGAL & GENERAL U.S. CREDIT FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LUCIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[72]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%	[73]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[74]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 201

[1]	Index comparison begins February 27, 2015.
[2]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[3]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.50% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[4]	Class S Shares of the Fund were offered beginning July 14, 2015.
[5]	I Shares of the Fund were offered beginning February 27, 2015.
[6]	Index comparison begins February 27, 2015.
[7]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[8]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[9]	Class S Shares of the Fund were offered beginning July 14, 2015.
[10]	I Shares of the Fund were offered beginning February 27, 2015.
[11]	Index comparison begins February 27, 2015.
[12]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[13]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 1.05% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[14]	Class S Shares of the Fund were offered beginning July 14, 2015.
[15]	I Shares of the Fund were offered beginning February 27, 2015.
[16]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[17]	Other Operating Expenses of I Shares have been restated to reflect current fees.
[18]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, Dividend and Interest Expenses on Securities Sold Short, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 1.50% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[19]	Index comparison begins February 27, 2015.
[20]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[21]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.50% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[22]	Class S Shares of the Fund were offered beginning July 14, 2015.
[23]	I Shares of the Fund were offered beginning February 27, 2015.
[24]	Index comparison begins February 27, 2015.
[25]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[26]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[27]	Class S Shares of the Fund were offered beginning July 14, 2015.
[28]	I Shares of the Fund were offered beginning February 27, 2015.
[29]	Index comparison begins February 27, 2015.
[30]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[31]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 1.10% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[32]	Class S Shares of the Fund were offered beginning July 14, 2015.
[33]	I Shares of the Fund were offered beginning February 27, 2015.
[34]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[35]	Other Operating Expenses of I Shares have been restated to reflect current fees.
[36]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.25% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[37]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[38]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 1.00% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[39]	The Fund invests in the Chiron Capital Allocation Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). “Other Expenses” include expenses of both the Fund and the Subsidiary. Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.]
[40]	Class A Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[41]	Class C Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.
[42]	Chiron Investment Management, LLC (the “Adviser” or “Chiron”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding any class-specific expenses, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.20% of the Fund’s average daily net assets until February 28, 2023 (the “Expense Limitation”). In addition, Chiron may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Expense Limitation to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Expense Limitation (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”) for any reason at any time, or (ii) by Chiron, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[43]	Class A Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[44]	Class C Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.
[45]	Ninety One North America, Inc. (the “Adviser” or “Ninety One NA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses, such as litigation (collectively, “excluded expenses”)) from exceeding 0.85% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[46]	Index comparison begins December 11, 2017.
[47]	Ninety One North America, Inc. (the “Adviser” or “Ninety One NA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses, such as litigation (collectively, “excluded expenses”)) from exceeding 0.85% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[48]	I Shares of the Fund were offered beginning December 11, 2017.
[49]	A Shares of the Fund were offered beginning September 28, 2018.
[50]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[51]	Ninety One North America, Inc. (the “Adviser” or “Ninety One NA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses, such as litigation (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[52]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[53]	Ninety One North America, Inc. (the “Adviser” or “Ninety One NA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses, such as litigation (collectively, “excluded expenses”)) from exceeding 0.85% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[54]	The Total Annual Fund Operating Expenses of the R Class Shares in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the maximum Shareholder Servicing Fees were not incurred during the prior fiscal year.
[55]	MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[56]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[57]	MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.70% of the Fund’s I Class Shares’ average daily net assets and 0.95% of the Fund’s R Class Shares’ average daily net assets until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[58]	PineBridge Investments LLC (the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of the Fund’s Institutional Shares and Investor Servicing Shares until April 30, 2023. The Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023.
[59]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[60]	Other Expenses are based on estimated amounts for the current fiscal year.
[61]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including money market funds and exchange-traded funds, and are estimated for the current fiscal year.
[62]	Legal & General Investment Management America, Inc. (the “Adviser” or “LGIMA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, Acquired Fund Fees and Expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.00%, 0.05% and 0.10% of the Fund’s average daily net assets of the W Shares, Institutional Shares and R6 Shares, respectively, until February 28, 2023 (the “contractual expense limits”). In addition, the Adviser may receive from the Fund the difference between Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limits to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limits (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[63]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[64]	Other Expenses are based on estimated amounts for the current fiscal year.
[65]	Legal & General Investment Management America, Inc. (the “Adviser” or “LGIMA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.09% of the Fund’s average daily net assets until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[66]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[67]	Other Expenses are based on estimated amounts for the current fiscal year.
[68]	Legal & General Investment Management America, Inc. (the “Adviser” or “LGIMA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.20% of the Fund’s average daily net assets until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[69]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[70]	Other Expenses are based on estimated amounts for the current fiscal year.
[71]	Legal & General Investment Management America, Inc. (the “Adviser” or “LGIMA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.30% of the Fund’s average daily net assets until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.
[72]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)
[73]	Other Expenses are based on estimated amounts for the current fiscal year.
[74]	Legal & General Investment Management America, Inc. (the “Adviser” or “LGIMA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.30% of the Fund’s average daily net assets until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.